Financial Instruments, Financial Risks and Capital Risks Management - Summary of Financial Instruments at the End of the Reporting Period (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Financial assets
Loan and receivables (including cash and bank balances)	$ 4,482,442	RM 19,733,950	RM 8,081,637
Finance assets measured at fair value through other comprehensive income	2,911,924	12,819,747	34,221,879
Finance assets measured at fair value through profit or loss	16,422	72,295	1,309,134
Payable [Member]
Financial liabilities
Financial liabilities at amortised cost	3,596,319	15,832,796	12,901,473
Borrowings And Lease Liabilities [Member]
Financial liabilities
Financial liabilities at amortised cost	$ 417,452	RM 1,837,832	RM 1,210,992